Stock-Based Compensation - Summary of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based Payment Arrangement, Expense	$ 8,131	$ 1,759
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based Payment Arrangement, Expense	2,340	256
Sales and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based Payment Arrangement, Expense	1,379	86
General and Administrative Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based Payment Arrangement, Expense	$ 4,412	$ 1,417